UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Katahdin Capital
Address:	 540 Madison Ave, Suite 30A
		 New York, NY 10022
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mikhail Munenzon
Title:	Chief Compliance Officer
Phone:	(212) 380-4220
Signature,       		Place,         	and Date of Signing
Mikhail Munenzon 		New York	February 10, 2006

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		20
Form 13F Information Table Value Total:		$102,234,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE

                                                       VALUE    SHRS OR  SH/ PUT/INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000) PRN AMT  PRN CALLDISCRETION  MANAGERS   SOLE       SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY CORP DEL           COM             017175100      4026    13157 SH            SOLE                  13157       0    0
ALLIANCE CAP MGMT HLDG L P   UNIT LTD PARTN  01855A101      5120   107000 SH            SOLE                 107000       0    0
APRIA HEALTHCARE GROUP INC   COM             037933108      6175   193520 SH            SOLE                 193520       0    0
BERKSHIRE HATHAWAY INC DEL   CL B            084670207      1890      692 SH            SOLE                    692       0    0
BERKSHIRE HATHAWAY INC DEL   CL A            084670108      1230       15 SH            SOLE                     15       0    0
BRUNSWICK CORP               COM             117043109      3012    79828 SH            SOLE                  79828
CENVEO INC                   COM             15670S105      4471   431100 SH            SOLE                 431100       0    0
CITIGROUP INC                COM             172967101      4630   101719 SH            SOLE                 101719       0    0
COCA COLA CO                 COM             191216100      8210   190100 SH            SOLE                 190100       0    0
COLGATE PALMOLIVE CO         COM             194162103      8140   154200 SH            SOLE                 154200       0    0
COSTCO WHSL CORP NEW         COM             22160K105      3701    85900 SH            SOLE                  85900       0    0
DELL INC                     COM             24702R101      5739   167808 SH            SOLE                 167808       0    0
HANDLEMAN CO                 COM             410252100      1350   106900 SH            SOLE                 106900       0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102      5810   247560 SH            SOLE                 247560       0    0
MARSH & MCLENNAN COS INC     COM             571748102      4285   141000 SH            SOLE                 141000       0    0
MICROSOFT CORP               COM             594918104      3028   117680 SH            SOLE                 117680       0    0
MOHAWK INDS INC              COM             608190104      4638    57800 SH            SOLE                  57800       0    0
PRESTIGE BRANDS              COM             74112D101      4448   361000 SH            SOLE                 361000       0    0
ST PAUL TRAVELERS INC        COM             792860108      4980   110989 SH            SOLE                 110989       0    0
STREETTRACKS GOLD TR         GOLD SHS        863307104      4236    90700 SH            SOLE                  90700       0    0
WAL-MART STORES              COM             931142103      8909   203317 SH            SOLE                 203317       0    0
WARNACO GROUP INC            COM NEW         934390402      4475   204240 SH            SOLE                 204240       0    0


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